ROPES & GRAY LLP 2099 PENNSYLVANIA AVENUE, NW WASHINGTON, DC 20006-6807 WWW.ROPESGRAY.COM

September 2, 2016	Nathan D. Briggs
T +1 (202) 626-3909
F +1 (202) 383-9308 nathan.briggs@ropesgray.com

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	DoubleLine Funds Trust (the “Trust”)
File Nos.: 333-164298 and 811-22378

Ladies and Gentlemen:

Transmitted herewith for filing by means of electronic submission on behalf of the Trust pursuant to (1) the Securities Act of 1933, as amended (the “Securities Act”), and Rule 485(a)(2) thereunder, (2) the Investment Company Act of 1940, as amended (the “1940 Act”), (3) Form N-1A and (4) Regulation S-T, is Post-Effective Amendment No. 52 to the Trust’s Registration Statement under the Securities Act and Amendment No. 57 to the Trust’s Registration Statement under the 1940 Act on Form N-1A (“Amendment No. 52/57”), including (i) a Prospectus and Statement of Additional Information relating to DoubleLine Shiller Enhanced European CAPE®, a series of the Trust that is being newly organized; and (ii) other information and the signature page.

This Amendment No. 52/57 relates solely to DoubleLine Shiller Enhanced European CAPE®. No information contained herein is intended to amend or supersede any prior filing relating to any other series of the Trust. Pursuant to the provisions of Rule 485(a)(2) under the Securities Act, it is intended that this Amendment No. 52/57 become effective seventy-five days after filing.

Please direct any questions regarding this filing to me at (202) 626-3909. Thank you for your attention in this matter.

Sincerely, /s/ Nathan D. Briggs Nathan D. Briggs

cc:	Keith T. Kirk
Neal Zalvan
Adam Rossetti
Jeremy Smith
Timothy W. Diggins